Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 3,497,300	$ 2,953,821
Additions		65,611	159,076
Disposals		(61,087)	(26,695)
Differences in translation reserves		66,863	19,544
Acquisition as part of business combination			392,495
Transfers and Reclassifications			(941)
Sale of subsidiaries	[1]	(2,952,523)
Balance at end of year		616,164	3,497,300
Prepayments on account of property, plant & equipment			6,057
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		4,307,155	3,624,400
Additions		230,471	317,853
Disposals		(76,917)	(47,427)
Differences in translation reserves		76,424	20,774
Acquisition as part of business combination			392,495
Transfers and Reclassifications			(940)
Sale of subsidiaries	[1]	(3,811,336)
Balance at end of year		725,797	4,307,155
Cost [Member] | Land, roads, buildings and leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,041,723	288,538
Additions		4,139	7,759
Disposals		(1,615)	(1,244)
Differences in translation reserves		4,167	629
Acquisition as part of business combination			2,441
Transfers and Reclassifications			743,600
Sale of subsidiaries	[1]	(1,005,625)
Balance at end of year		42,789	1,041,723
Cost [Member] | Installations, machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		2,445,579	1,840,754
Additions		68,410	46,652
Disposals		(70,142)	(35,616)
Differences in translation reserves		49,825	7,350
Acquisition as part of business combination
Transfers and Reclassifications			586,439
Sale of subsidiaries	[1]	(1,994,241)
Balance at end of year		499,431	2,445,579
Cost [Member] | Dams [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		164,469	138,310
Additions		105	159
Disposals		(5)	(965)
Differences in translation reserves
Acquisition as part of business combination
Transfers and Reclassifications			26,965
Sale of subsidiaries	[1]	(164,569)
Balance at end of year			164,469
Cost [Member] | Office furniture and equipment and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		455,352	52,124
Additions		43,744	25,866
Disposals		(4,954)	(8,958)
Differences in translation reserves		11,589	12,129
Acquisition as part of business combination			375,063
Transfers and Reclassifications			(872)
Sale of subsidiaries	[1]	(500,163)
Balance at end of year		5,568	455,352
Cost [Member] | Cost of depreciable property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		4,107,123	2,319,726
Additions		116,398	80,436
Disposals		(76,716)	(46,783)
Differences in translation reserves		65,581	20,108
Acquisition as part of business combination			377,504
Transfers and Reclassifications			1,356,132
Sale of subsidiaries	[1]	(3,664,598)
Balance at end of year		547,788	4,107,123
Cost [Member] | Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		131,178	1,260,375
Additions		109,709	217,278
Disposals		(15)	(167)
Differences in translation reserves		9,356	385
Acquisition as part of business combination			7,839
Transfers and Reclassifications			(1,354,532)
Sale of subsidiaries	[1]	(85,609)
Balance at end of year		164,619	131,178
Cost [Member] | Spare parts for installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		68,854	44,299
Additions		4,364	20,139
Disposals		(186)	(477)
Differences in translation reserves		1,487	281
Acquisition as part of business combination			7,152
Transfers and Reclassifications			(2,540)
Sale of subsidiaries	[1]	(61,129)
Balance at end of year		13,390	68,854
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		809,855	670,579
Additions		164,860	158,777
Disposals		(15,830)	(20,732)
Differences in translation reserves		9,561	1,230
Acquisition as part of business combination
Transfers and Reclassifications			1
Sale of subsidiaries	[1]	(858,813)
Balance at end of year		109,633	809,855
Accumulated depreciation [Member] | Land, roads, buildings and leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		83,737	71,953
Additions		20,523	13,169
Disposals		(807)	(1,434)
Differences in translation reserves		530	48
Acquisition as part of business combination
Transfers and Reclassifications			1
Sale of subsidiaries	[1]	(96,690)
Balance at end of year		7,293	83,737
Accumulated depreciation [Member] | Installations, machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		637,794	530,324
Additions		112,416	123,275
Disposals		(13,466)	(16,512)
Differences in translation reserves		8,547	970
Acquisition as part of business combination
Transfers and Reclassifications			(263)
Sale of subsidiaries	[1]	(644,458)
Balance at end of year		100,833	637,794
Accumulated depreciation [Member] | Dams [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		48,385	46,764
Additions		8,097	1,742
Disposals		(250)	(121)
Differences in translation reserves
Acquisition as part of business combination
Transfers and Reclassifications
Sale of subsidiaries	[1]	(56,232)
Balance at end of year			48,385
Accumulated depreciation [Member] | Office furniture and equipment and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		39,939	21,538
Additions		23,824	20,591
Disposals		(1,307)	(2,665)
Differences in translation reserves		484	212
Acquisition as part of business combination
Transfers and Reclassifications			263
Sale of subsidiaries	[1]	(61,433)
Balance at end of year		1,507	39,939
Carrying amount before prepayments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		3,497,300	2,959,878
Additions
Balance at end of year		$ 616,164	$ 3,497,300

[1]	This amount includes impairment as a result of the sale of Colombian assets. The Company recorded the impairment in cost of sales of $ 10 million.